Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair value measurements of assets and liabilities [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

		Quoted Prices Identical Assets / Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2024
Assets:
Cash equivalents(1)	$1,174	$1,174	$—	$—
Investments in equity securities(2)	$25	$—	$—	$25
Derivatives(3)	$68	$—	$68	$—
Investments in marketable securities(4)	$2,033	$537	$1,496	$—

Liabilities:
Derivatives(3)	$62	$—	$62	$—

September 30, 2025
Assets:
Cash equivalents(1)	$1,604	$1,604	$—	$—
Investments in equity securities(2)	$98	$—	$—	$98
Derivatives(3)	$191	$—	$191	$—
Investments in marketable securities(4)	$2,149	$591	$1,558	$—

Liabilities:
Derivatives(3)	$30	$—	$30	$—
(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2)    Included in current and non-current receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3)    Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps. Included in other current and non-current financial assets and other current and non-current liabilities on the Company’s interim condensed consolidated statements of financial position.
(4)    Consists of investments in marketable debt securities such as government, agency, and corporate bonds. Included in current and non-current marketable securities on the Company's interim condensed consolidated statements of financial position.

Schedule of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The following shows the carrying amounts and fair values of the Company’s financial liabilities at amortized cost ("FLAC") not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	September 30, 2025		December 31, 2024
Financial Liabilities	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	1,171	1,228	1,806	1,736